FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Additional Information (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of collection cycles			24
Transfers from level 1 to 2 assets			R$ 0
Weighted average hedged rate	R$ 66,923,000
Threshold months for changes in derivative as an economic hedge	12 months
Embedded derivative financial instruments held			0
Threshold business days for linear convention	360 days
Threshold business days for exponential convention	252 days
Percentage of risk deterioration for scenario one	25.00%	50.00%
Net balance of these rights and obligations payable				$ 64,147	€ 21,529	£ 5	$ 40,295	€ 15,988	£ 71
Short-term investments	R$ 6,945,770,000	R$ 6,542,862,000
Maximum limits of claims for operational risks	900,000,000
Maximum limits of claims for general civil liability risks	R$ 75,000,000